Summary of Significant Accounting Policies - Summarize Impacts of Adopting Topic 606 on Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income attributable to Genpact Limited shareholders		$ 64,695	[1]	$ 67,082	$ 73,745	$ 68,946	$ 53,338	$ 76,298	$ 68,922	$ 65,670	$ 58,794	$ 263,111	$ 269,684	$ 239,817
Net loss attributable to redeemable non-controlling interest		(761)		(944)	(584)	156	(898)	(232)	(734)	(882)	(289)	(2,270)	(2,137)
Net income		63,934	[1]	66,138	$ 73,161	69,102	52,440	76,066	$ 68,188	$ 64,788	58,505	260,841	267,547	239,817
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation and amortization		15,836					14,139					58,503	54,553	54,286
Amortization of debt issuance costs (including loss on extinguishment of debt)		488					375					1,884	1,531	13,546
Amortization of acquired intangible assets		9,936					7,242					36,412	27,183	28,513
Reserve for doubtful receivables		(103)										9,819	7,282	2,449
Unrealized gain on revaluation of foreign currency asset/liability		(8,525)					8,757					(11,830)	1,717	(4,999)
Stock-based compensation expense		7,787					4,986					35,685	25,113	24,976
Deferred income taxes		(4,625)					(2,890)					(10,391)	30,454	(18,713)
Others, net		(28)					(4,301)					(4,785)	(41)	(238)
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable		(6,025)					19,649					(57,267)	(48,612)	(78,923)
Increase in prepaid expenses, other current assets, contract cost assets and other assets	[1],[2]	(37,008)
Decrease in accounts payable		(1,224)					(928)					(2,155)	(463)	(3,988)
Increase (decrease) in accrued expenses, other current liabilities and other liabilities		(77,734)	[2]				(69,131)					46,581	27,977	69,606
Decrease in income taxes payable		9,969					8,157					4,640	704	18,757
Net cash provided by/(used for) operating activities		(27,322)					31,028					359,078	345,772	327,441
Investing activities
Purchase of property, plant and equipment		(18,706)					(17,084)					(57,231)	(81,926)	(62,173)
Payment for internally generated intangible assets		(4,365)					(2,614)					(16,441)	(6,846)
Proceeds from sale of property, plant and equipment		144					389					1,738	547	1,486
Payment for redeemable non-controlling interest		(4,730)
Net cash used for investing activities		(27,657)					(29,013)					(361,990)	(125,765)	(100,473)
Financing activities
Repayment of capital lease obligations		(537)					(494)					(2,708)	(1,793)	(2,035)
Repayment of long-term debt		(10,000)					(10,000)					(40,000)	(40,000)	(684,875)
Proceeds from short-term borrowings		105,000					40,000					295,000	200,000	1,451,500
Proceeds from issuance of common shares under stock-based compensation plans		4,202					7,761					15,528	18,228	16,088
Payment for net settlement of stock-based awards		(13,284)					(9,939)					(10,296)	(769)	(7,194)
Payment of earn-out/deferred consideration		(1,476)					(1,097)					(6,219)	(1,485)	(230)
Dividend paid		(14,408)					(11,957)					(46,686)
Payment for stock purchased and retired		(95,984)					(219,784)					(219,784)	(345,200)	(226,917)
Payment for expenses related to stock purchase		(60)					(16)					(16)	(279)	(197)
Net cash (used for) provided by financing activities		(26,547)					(42,007)					47,189	(232,798)	(218,884)
Effect of exchange rate changes		1,284					5,555					37,568	(15,493)	(18,965)
Net increase (decrease) in cash and cash equivalents		(81,526)					(39,992)					44,277	(12,791)	8,084
Cash and cash equivalents at the beginning of the period		504,468				$ 388,186	422,623				$ 450,907	422,623	450,907	461,788
Cash and cash equivalents at the end of the period		424,226		504,468			$ 388,186	$ 422,623				504,468	$ 422,623	$ 450,907
ASU 2014-09 | Adjustments
Operating activities
Net income attributable to Genpact Limited shareholders	[1]	(44)
Net income	[1]	(44)
Change in operating assets and liabilities:
Increase in prepaid expenses, other current assets, contract cost assets and other assets	[1],[2]	(3,035)
Increase (decrease) in accrued expenses, other current liabilities and other liabilities	[2]	3,079
ASU 2014-09 | Balances without adoption of Topic 606
Operating activities
Net income attributable to Genpact Limited shareholders	[1]	64,651
Net loss attributable to redeemable non-controlling interest		(761)
Net income	[1]	63,890
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation and amortization		15,836
Amortization of debt issuance costs (including loss on extinguishment of debt)		488
Amortization of acquired intangible assets		9,936
Reserve for doubtful receivables		(103)
Unrealized gain on revaluation of foreign currency asset/liability		(8,525)
Stock-based compensation expense		7,787
Deferred income taxes		(4,625)
Others, net		(28)
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable		(6,025)
Increase in prepaid expenses, other current assets, contract cost assets and other assets	[1],[2]	(40,043)
Decrease in accounts payable		(1,224)
Increase (decrease) in accrued expenses, other current liabilities and other liabilities	[2]	(74,655)
Decrease in income taxes payable		9,969
Net cash provided by/(used for) operating activities		(27,322)
Investing activities
Purchase of property, plant and equipment		(18,706)
Payment for internally generated intangible assets		(4,365)
Proceeds from sale of property, plant and equipment		144
Payment for redeemable non-controlling interest		(4,730)
Net cash used for investing activities		(27,657)
Financing activities
Repayment of capital lease obligations		(537)
Repayment of long-term debt		(10,000)
Proceeds from short-term borrowings		105,000
Proceeds from issuance of common shares under stock-based compensation plans		4,202
Payment for net settlement of stock-based awards		(13,284)
Payment of earn-out/deferred consideration		(1,476)
Dividend paid		(14,408)
Payment for stock purchased and retired		(95,984)
Payment for expenses related to stock purchase		(60)
Net cash (used for) provided by financing activities		(26,547)
Effect of exchange rate changes		1,284
Net increase (decrease) in cash and cash equivalents		(81,526)
Cash and cash equivalents at the beginning of the period		504,468
Cash and cash equivalents at the end of the period		$ 424,226		$ 504,468								$ 504,468

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.
[2]	Upon the adoption of ASC 606 the Company offset certain contract assets against contract liabilities related to the same contract in an amount of $3,079.